Promissory Notes Payable - Schedule of Promissory Notes Outstanding Interest Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Accretion expense	$ 359,267	$ 734,589
Promissory Notes Payable [Member]
Beginning Balance
Proceeds on issuance	300,000
Warrant valuation	(206,523)
Accretion expense	155,001
Ending Balance	$ 248,478